Commitments - Narrative (Details) - USD ($)		12 Months Ended
	Mar. 14, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Amounts Recognized In The Statement of Profit Or Loss [Line Items]
Commitment subject to possible redemption		$ 234,145,000	$ 0
Payments For Share Issuance Costs, SPAC		4,665,000	$ 0	$ 0
Patria Latin American Opportunity Acquisition Corp.
Summary of Amounts Recognized In The Statement of Profit Or Loss [Line Items]
Commitment subject to possible redemption		234,100,000
Payments For Share Issuance Costs, SPAC		4,600,000
Payments for other share issuance costs		$ 10,600,000
Patria Latin American Opportunity Acquisition Corp. | IPO
Summary of Amounts Recognized In The Statement of Profit Or Loss [Line Items]
Proceeds from issue of ordinary shares	$ 230,000,000
Bottom of range | Patria Latin American Opportunity Acquisition Corp.
Summary of Amounts Recognized In The Statement of Profit Or Loss [Line Items]
Period to complete acquisition		15 months
Top of range | Patria Latin American Opportunity Acquisition Corp.
Summary of Amounts Recognized In The Statement of Profit Or Loss [Line Items]
Period to complete acquisition		21 months